Income Taxes: - Summary of Reconciliation of Liability for Unrecognized Tax Benefits (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Reconciliation of beginning and ending balances of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	$ 1,101	$ 1,101	$ 1,101
Gross increases - tax positions in current period	0	0	0
Gross increases - tax positions in prior period	0	0	0
Gross decreases - tax positions in prior period	0	0	0
Unrecognized Tax Benefits, Ending Balance	$ 1,101	$ 1,101	$ 1,101